Revenues - Disaggregation by type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	$ 546,387	$ 609,093
Other revenues	635,723	643,845
Total revenues	1,182,110	1,252,938
Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	(5,564)
Other revenues	0
Total revenues	(5,564)	0
FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	290,328	263,868
Other revenues	192,474	213,728
Total revenues	482,802	477,596
Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	184,085	209,304
Other revenues	359,101	340,283
Total revenues	543,186	549,587
FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	29,719	50,283
Other revenues	84,148	89,834
Total revenues	113,867	140,117
UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	1,828	2,940
Other revenues	0	0
Total revenues	1,828	2,940
Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	45,991	74,726
Other revenues	0	0
Total revenues	45,991	74,726
Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers		7,972
Other revenues		0
Total revenues		7,972
FPSO contracts
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	156,804	192,573
Other revenues	192,474	213,728
FPSO contracts | Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0
Other revenues	0
FPSO contracts | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	156,804	192,573
Other revenues	192,474	213,728
FPSO contracts | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
FPSO contracts | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
FPSO contracts | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
FPSO contracts | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
FPSO contracts | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers		0
Other revenues		0
CoAs
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	84,171	83,522
Other revenues	145,804	104,756
CoAs | Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0
Other revenues	0
CoAs | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
CoAs | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	84,171	83,522
Other revenues	145,804	104,756
CoAs | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
CoAs | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
CoAs | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
CoAs | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers		0
Other revenues		0
Time charters
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	122,173	158,057
Other revenues	220,529	256,799
Time charters | Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0
Other revenues	0
Time charters | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Time charters | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	96,607	110,951
Other revenues	149,477	182,143
Time charters | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	25,566	47,106
Other revenues	71,052	74,656
Time charters | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Time charters | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Time charters | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers		0
Other revenues		0
Bareboat charters
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	34,775	49,789
Bareboat charters | Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0
Other revenues	0
Bareboat charters | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Bareboat charters | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	21,679	34,611
Bareboat charters | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	13,096	15,178
Bareboat charters | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Bareboat charters | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Bareboat charters | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers		0
Other revenues		0
Voyage charters
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	40,772	88,240
Other revenues	37,845	18,773
Voyage charters | Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	(5,564)
Other revenues	0
Voyage charters | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Voyage charters | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	485	5,542
Other revenues	37,845	18,773
Voyage charters | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Voyage charters | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Voyage charters | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	45,851	74,726
Other revenues	0	0
Voyage charters | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers		7,972
Other revenues		0
Management fees and other
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	142,467	86,701
Other revenues	4,296	0
Management fees and other | Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0
Other revenues	0
Management fees and other | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	133,524	71,295
Other revenues	0	0
Management fees and other | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	2,822	9,289
Other revenues	4,296	0
Management fees and other | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	4,153	3,177
Other revenues	0	0
Management fees and other | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	1,828	2,940
Other revenues	0	0
Management fees and other | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	140	0
Other revenues	$ 0	0
Management fees and other | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers		0
Other revenues		$ 0